General and administrative expenses	12 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
General and administrative expenses
19.	General and administrative expenses

	Year Ended June 30,
	2026	2025	2024
Continuing operations
Professional fees	411,989	460,513	480,497
Audit fee	356,669	437,127	-
Employee costs	663,841	-	-
Other expenses	190,116	78,910	130,612
Travel expenses	22,926	64,205	-
Total general and administrative expenses from continuing operations	1,645,541	1,040,755	611,109

Disaggregation of general and administrative expenses relating to discontinued operations is presented in Note 4.